Note 19	6 Months Ended
Jun. 30, 2026
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

OTHER ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2026	December 2025
ASSETS
Inventories	1,331	1,307
Transactions in progress	376	182
Accruals	2,723	2,101
Other items	1,543	1,395
Total	5,973	4,985
LIABILITIES
Transactions in progress	294	346
Accruals	3,666	3,463
Other items	3,434	1,900
Total	7,394	5,709